[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


February 26, 2009


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

  RE: Van Kampen Unit Trusts, Municipal Series 533

      File No. 333-119890    CIK #1246707

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 23, 2009.
                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.